UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Diversified Dividend and Income Fund (JDD) September 30, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 139.9% (94.7% of Total Investments)
	COMMON STOCKS - 36.0% (24.4% of Total Investments)
	Automobiles - 1.3%
13,000	Daimler AG, (3)	$ 991,770
88,000	Ford Motor Company	1,301,520
33,500	General Motors Company	1,069,990
	Total Automobiles	3,363,280
	Banks - 3.2%
41,000	Citigroup Inc.	2,124,620
110,400	ING Groep N.V	1,566,576
42,000	JP Morgan Chase & Co.	2,530,080
42,000	Wells Fargo & Company	2,178,540
	Total Banks	8,399,816
	Capital Markets - 1.8%
89,000	Ares Capital Corporation	1,438,240
58,500	Bank New York Mellon	2,265,705
81,500	Medley Capital Corporation	962,515
	Total Capital Markets	4,666,460
	Chemicals - 0.8%
22,600	Agrium Inc.	2,011,400
	Communications Equipment - 1.4%
61,500	Cisco Systems, Inc.	1,547,955
175,000	Ericsson	2,203,250
	Total Communications Equipment	3,751,205
	Consumer Finance - 0.6%
18,100	Capital One Financial Corporation	1,477,322
	Containers & Packaging - 0.7%
39,500	Avery Dennison Corporation	1,763,675
	Diversified Financial Services - 0.8%
295,000	Deutsche Boerse AG, (3)	1,972,075
	Diversified Telecommunication Services - 1.0%
65,000	Nippon Telegraph and Telephone Corporation, ADR	2,022,150
60,000	TDC A/S	455,685
	Total Diversified Telecommunication Services	2,477,835
	Food & Staples Retailing - 1.1%
31,400	CVS Caremark Corporation	2,499,126
71,200	Metro AG, (3)	469,144
	Total Food & Staples Retailing	2,968,270
	Food Products - 0.4%
110,000	Orkla ASA, (3)	998,800
	Hotels, Restaurants & Leisure - 0.8%
22,600	Hyatt Hotels Corporation, Class A, (2)	1,367,752
8,850	Starwood Hotels & Resorts Worldwide, Inc.	736,409
	Total Hotels, Restaurants & Leisure	2,104,161
	Independent Power & Renewable Electricity Producers - 0.2%
13,800	Abengoa Yield PLC, (2)	491,004
	Industrial Conglomerates - 0.9%
38,000	General Electric Company	973,560
40,000	Philips Electronics	1,268,400
	Total Industrial Conglomerates	2,241,960
	Insurance - 3.6%
3,000	Allianz AG ORD Shares	486,338
53,000	American International Group, Inc.	2,863,060
34,500	Hartford Financial Services Group, Inc.	1,285,125
29,000	Swiss Re AG, (3)	2,311,199
71,500	Unum Group	2,458,170
	Total Insurance	9,403,892
	Media - 4.6%
151,000	Interpublic Group of Companies, Inc.	2,766,320
10,722	Metro-Goldwyn-Mayer, (2), (3)	830,955
83,000	National CineMedia, Inc.	1,204,330
86,400	ProSiebenSat.1 Media AG, (3)	860,976
135,000	RTL Group SA, (3)	1,158,125
42,000	Time Warner Inc.	3,158,820
3,958	Tribune Company, (2)	260,436
3,184	Tribune Company, (4)	—
989	Tribune Publishing Company, (2)	19,958
23,500	Viacom Inc., Class B	1,808,090
	Total Media	12,068,010
	Metals & Mining - 0.3%
28,000	AngloGold Ashanti Limited	336,000
120,000	AuRico Gold Inc.	418,800
	Total Metals & Mining	754,800
	Oil, Gas & Consumable Fuels - 2.7%
23,000	Phillips 66	1,870,130
28,100	Royal Dutch Shell PLC, Class A	2,139,253
32,000	Suncor Energy, Inc.	1,156,800
30,000	Total SA, Sponsored ADR	1,933,500
	Total Oil, Gas & Consumable Fuels	7,099,683
	Pharmaceuticals - 6.3%
18,400	AbbVie Inc.	1,062,784
20,500	AstraZeneca PLC	1,464,520
64,100	GlaxoSmithKline PLC	2,946,677
17,500	Merck & Company Inc.	1,037,400
101,500	Pfizer Inc., (5)	3,001,355
54,800	Roche Holdings AG, Sponsored ADR, (3)	2,027,052
35,700	Sanofi-Aventis	2,014,551
53,000	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,848,750
	Total Pharmaceuticals	16,403,089
	Semiconductors & Semiconductor Equipment - 1.2%
31,000	Analog Devices, Inc.	1,534,190
33,700	Microchip Technology Incorporated	1,591,651
	Total Semiconductors & Semiconductor Equipment	3,125,841
	Software - 1.5%
246,734	Eagle Topco LP, (2), (4)	—
60,300	Microsoft Corporation	2,795,508
31,000	Oracle Corporation	1,186,679
	Total Software	3,982,187
	Tobacco - 0.6%
17,125	Imperial Tobacco Group, (3)	1,485,936
	Wireless Telecommunication Services - 0.2%
15,000	Vodafone Group PLC, Sponsored ADR	493,350
	Total Common Stocks (cost $76,018,233)	93,504,051

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS - 36.8% (24.9% of Total Investments)
	Diversified - 2.6%
151,600	Duke Realty Corporation	2,604,488
26,600	Liberty Property Trust	884,716
33,550	Vornado Realty Trust	3,353,658
	Total Diversified	6,842,862
	Health Care - 4.4%
83,850	Health Care Property Investors Inc.	3,329,684
76,350	Health Care REIT, Inc.	4,761,950
54,700	Ventas Inc.	3,388,665
	Total Health Care	11,480,299
	Hotels, Restaurants & Leisure - 2.5%
147,742	Host Hotels & Resorts Inc.	3,151,337
31,450	LaSalle Hotel Properties	1,076,848
83,050	RLJ Lodging Trust	2,364,434
	Total Hotels, Restaurants & Leisure	6,592,619
	Industrial - 2.3%
158,198	Prologis Inc.	5,964,065
	Mortgage - 0.7%
57,300	PennyMac Mortgage Investment Trust	1,227,939
40,000	Redwood Trust Inc.	663,199
	Total Mortgage	1,891,138
	Office - 5.2%
35,500	Alexandria Real Estate Equities Inc.	2,618,125
97,650	BioMed Realty Trust Inc.	1,972,530
28,900	Boston Properties, Inc.	3,345,464
98,400	Brandywine Realty Trust	1,384,488
53,150	Douglas Emmett Inc.	1,364,361
13,950	Kilroy Realty Corporation	829,188
19,050	SL Green Realty Corporation	1,930,145
	Total Office	13,444,301
	Residential - 6.3%
75,926	Apartment Investment & Management Company, Class A	2,415,965
29,175	AvalonBay Communities, Inc.	4,112,800
37,100	Equity Lifestyles Properties Inc.	1,571,556
67,100	Equity Residential	4,132,018
8,500	Essex Property Trust Inc.	1,519,375
6,300	Post Properties, Inc.	323,442
83,050	UDR Inc.	2,263,112
	Total Residential	16,338,268
	Retail - 9.8%
43,350	Brixmor Property Group Inc.	964,971
122,250	Developers Diversified Realty Corporation	2,045,243
10,700	Federal Realty Investment Trust	1,267,522
150,310	General Growth Properties Inc.	3,539,801
128,250	Kimco Realty Corporation	2,809,958
48,191	Macerich Company	3,076,032
24,900	Regency Centers Corporation	1,340,367
46,050	Retail Opportunity Investments Corporation	676,935
42,835	Simon Property Group, Inc.	7,042,931
36,000	Taubman Centers Inc.	2,627,999
	Total Retail	25,391,759
	Specialized - 3.0%
112,100	CubeSmart	2,015,558
23,000	Extra Space Storage Inc.	1,186,110
27,874	Public Storage, Inc.	4,622,623
	Total Specialized	7,824,291
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $69,540,379)	95,769,602

Shares		Description (1)	Coupon		Ratings (6)	Value
		CONVERTIBLE PREFERRED SECURITIES - 0.3% (0.2% of Total Investments)
		Diversified Telecommunication Services - 0.3%
19,000		IntelSat SA	5.750%		N/R	$ 902,120
		Total Convertible Preferred Securities (cost $1,024,405)				902,120

Shares		Description (1)	Coupon		Ratings (6)	Value
		$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.4% (0.3% of Total Investments)
		Banks - 0.4%
40,283		Texas Capital Bancshares	6.500%		BB+	$ 968,403
		Total $25 Par (or similar) Retail Preferred (cost $921,612)				968,403

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.4% (0.3% of Total Investments)
		Banks - 0.4%
$ 994		JPMorgan Chase & Company	6.000%	N/A (7)	BBB-	$ 977,848
$ 994		Total $1,000 Par (or similar) Institutional Preferred (cost $994,136)				977,848

Principal
Amount (000)		Description (1)	Coupon	Maturity (8)	Ratings (6)	Value
		VARIABLE RATE SENIOR LOAN INTERESTS - 32.4% (21.9% of Total Investments) (9)
		Aerospace & Defense - 0.2%
$ 415		Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 408,201
		Airlines - 0.4%
494		American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	485,932
491		Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	Ba1	481,118
985		Total Airlines				967,050
		Automobiles - 1.2%
992		Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	986,261
995		Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	981,319
1,114		Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,099,716
3,101		Total Automobiles				3,067,296
		Building Products - 0.3%
800		Gates Global LLC, Term Loan	4.250%	7/03/21	B+	787,714
		Capital Markets - 0.2%
495		Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	493,660
		Chemicals - 0.9%
489		Minerals Technologies., First Lien Term Loan B	4.000%	3/06/21	BB	488,446
963		Univar, Inc., Term Loan	5.000%	6/30/17	B+	954,309
944		US Coatings Acquisition, Term Loan B	3.750%	2/01/20	B+	925,967
2,396		Total Chemicals				2,368,722
		Commercial Services & Supplies - 0.7%
983		ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	960,189
998		Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	997,492
1,981		Total Commercial Services & Supplies				1,957,681
		Computers & Peripherals - 0.4%
993		Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	986,545
		Construction & Engineering - 0.2%
500		Aecom Technology Corporation, Term Loan B, WI/DD	TBD	TBD	BB+	499,870
		Containers & Packaging - 0.6%
1,571		Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,556,356
		Diversified Consumer Services - 0.9%
1,395		Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	1,375,310
500		Pilot Travel Centers LLC, First Lien Term Loan B, WI/DD	TBD	TBD	BB	497,500
420		ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	414,067
2,315		Total Diversified Consumer Services				2,286,877
		Diversified Telecommunication Services - 1.5%
821		Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	809,225
998		SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	978,381
431		WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	430,065
737		Windstream Corporation, Term Loan B4	3.500%	1/23/20	BB+	729,967
370		Ziggo N.V., Term Loan B1	3.250%	1/15/22	BB-	359,948
238		Ziggo N.V., Term Loan B2	3.210%	1/15/22	BB-	231,957
392		Ziggo N.V., Term Loan B3, Delayed Draw	2.750%	1/15/22	BB-	381,487
3,987		Total Diversified Telecommunication Services				3,921,030
		Energy Equipment & Services - 0.1%
200		Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	192,510
		Food & Staples Retailing - 1.0%
2,000		Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	1,992,292
500		BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	505,312
2,500		Total Food & Staples Retailing				2,497,604
		Food Products - 2.9%
2,765		H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	2,735,968
1,000		Jacobs Douwe Egberts, Term Loan B, WI/DD	TBD	TBD	BB	977,500
3,828		US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,817,469
7,593		Total Food Products				7,530,937
		Health Care Equipment & Supplies - 1.4%
929		ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	926,264
1,459		Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	1,443,339
1,386		United Surgical Partners International, Inc., Term Loan, First Lien	4.250%	4/19/17	B1	1,380,961
3,774		Total Health Care Equipment & Supplies				3,750,564
		Health Care Providers & Services - 2.0%
798		Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	791,267
747		Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	746,176
1		Community Health Systems, Inc., Term Loan E	3.485%	1/25/17	BB	1,145
829		DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	821,263
1,685		Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	1,694,417
990		HCA, Inc., Tranche B4, Term Loan	2.983%	5/01/18	BB	979,997
75		HCA, Inc., Tranche B5, Term Loan	2.904%	3/31/17	BB	74,752
5,125		Total Health Care Providers & Services				5,109,017
		Hotels, Restaurants & Leisure - 1.4%
1,056		Burger King Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	B+	1,048,812
984		MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	968,360
1,842		Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,745,222
3,882		Total Hotels, Restaurants & Leisure				3,762,394
		Household Durables - 1.0%
990		Jarden Corporation, Term Loan B1	2.904%	9/30/20	BBB-	984,555
931		Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	925,869
650		Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	643,704
2,571		Total Household Durables				2,554,128
		Household Products - 0.1%
305		Spectrum Brands, Inc., Term Loan A	3.026%	9/04/17	BB	305,067
		Independent Power & Renewable Electricity Producers - 0.4%
993		Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	984,879
		Internet & Catalog Retail - 0.4%
1,000		Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	999,531
		IT Services - 0.3%
873		Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	869,758
		Leisure Equipment & Products - 0.8%
1,995		24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/21/21	Ba3	1,992,494
		Machinery - 0.4%
665		Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	666,663
495		Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	487,987
1,160		Total Machinery				1,154,650
		Media - 3.5%
988		Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	BB+	959,589
50		Clear Channel Communications, Inc., Tranche B, Term Loan	3.804%	1/29/16	CCC+	49,203
748		Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	715,341
92		Clear Channel Communications, Inc.,Term Loan E	7.654%	7/30/19	CCC+	90,472
1,930		Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	1,900,807
333		Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	330,588
499		Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	496,568
453		Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	449,804
536		Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	532,468
464		Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	460,657
405		Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	398,776
919		Tribune Company, Term Loan B	4.000%	12/27/20	BB+	908,028
1,540		Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,513,217
302		Yell Group PLC, Term Loan A2	5.233%	3/01/19	CCC+	292,079
41		Yell Group PLC, Term Loan A2, (4)	0.000%	3/03/19	CCC+	—
639		Yell Group PLC, Term Loan B2, PIK, (4)	0.000%	3/03/24	CCC-	—
9,939		Total Media				9,097,597
		Multiline Retail - 0.2%
463		Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	463,463
		Oil, Gas & Consumable Fuels - 1.5%
1,500		Energy Transfer Equity L.P.,Term Loan, First Lien	3.250%	12/02/19	BB	1,467,500
641		Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	635,080
500		Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	502,708
770		Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	749,729
310		Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	295,657
122		Southcross Energy Partners, L.P., First Lien Term Loan B	5.250%	7/29/21	B1	121,950
182		Southcross Holdings L.P., First Lien Term Loan	6.000%	7/29/21	B2	182,355
4,025		Total Oil, Gas & Consumable Fuels				3,954,979
		Pharmaceuticals - 2.1%
995		Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	978,970
895		Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	879,749
734		Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	725,287
1,194		Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,181,926
1,697		Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	Ba1	1,681,149
5,515		Total Pharmaceuticals				5,447,081
		Professional Services - 0.1%
373		Nielsen Finance LLC, Dollar Term Loan B2	3.153%	4/15/21	BBB-	373,799
		Real Estate Investment Trust - 0.3%
870		Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	838,938
		Real Estate Management & Development - 0.2%
644		Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	642,055
		Semiconductors & Semiconductor Equipment - 0.7%
998		Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	989,751
732		NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	720,452
1,730		Total Semiconductors & Semiconductor Equipment				1,710,203
		Software - 2.1%
424		Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	423,338
480		BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	473,106
802		Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	792,050
966		Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	956,002
765		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	748,649
757		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.250%	6/07/19	BBB-	754,174
78		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.250%	6/07/19	BBB-	78,018
1,213		Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	1,203,854
5,485		Total Software				5,429,191
		Specialty Retail - 1.3%
600		Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	B1	595,997
267		Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	262,439
1,737		Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,674,067
980		Pilot Travel Centers LLC, First Amendment, Tranche B, Term Loan	4.250%	8/07/19	BB	980,409
3,584		Total Specialty Retail				3,512,912
		Trading Companies & Distributors - 0.3%
746		HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	739,732
		Wireless Telecommunication Services - 0.4%
1,000		UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	974,625
$ 85,884		Total Variable Rate Senior Loan Interests (cost $85,403,306)				84,189,110

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		CORPORATE BONDS - 0.1% (0.0% of Total Investments)
		Media - 0.1%
$ 132		Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$ 132,990
$ 132		Total Corporate Bonds (cost $111,419)				132,990

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		EMERGING MARKETS DEBT AND FOREIGN CORPORATE BONDS - 33.5% (22.7% of Total Investments)
		Azerbaijan - 0.3%
335		Azerbaijan Government International Bond, 144A	4.750%	3/18/24	Baa3	$ 341,700
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	484,763
		Total Azerbaijan				826,463
		Argentina - 0.8%
130		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	CCC	130,000
145		Republic of Argentina	7.000%	10/03/15	CCC	134,850
560		Republic of Argentina	7.000%	4/17/17	CCC	499,800
897		Republic of Argentina	8.280%	12/31/33	N/R	731,303
234	EUR	Republic of Argentina	7.820%	12/31/33	D	251,745
263		Republic of Argentina	2.500%	12/31/38	C	141,363
236		YPF Sociedad Anonima, 144A	8.750%	4/04/24	Caa1	240,720
		Total Argentina				2,129,781
		Brazil - 2.9%
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB-	259,973
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A	5.333%	2/15/28	BBB-	864,063
1,350	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	BBB+	513,130
927	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/23	BBB+	345,826
1,790	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/25	BBB+	655,639
352	BRL	Brazil Nota do Tesouro Nacional	6.000%	8/15/50	BBB+	348,681
300		Centrais Eletricas Brasileiras S.A, 144A	5.750%	10/27/21	BBB-	303,375
315		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BBB-	318,544
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Baa3	450,013
600		Federative Republic of Brazil	6.000%	1/17/17	Baa2	655,500
358		Federative Republic of Brazil	8.000%	1/15/18	Baa2	394,092
355		Federative Republic of Brazil	2.625%	1/05/23	Baa2	319,500
296		Federative Republic of Brazil	8.250%	1/20/34	Baa2	397,380
1,690		Federative Republic of Brazil	5.000%	1/27/45	Baa2	1,588,600
		Total Brazil				7,414,316
		Chile - 0.6%
655		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	AA-	671,196
195		E-CL S.A, 144A	5.625%	1/15/21	BBB	213,535
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	253,413
395		Empresa Nacional del Petroleo, 144A	4.750%	12/06/21	A	409,117
		Total Chile				1,547,261
		China - 0.6%
430		CNOOC Curtis Funding 1, Reg S	4.500%	10/03/23	AA-	446,132
255		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA-	256,492
920		Sinopec Group Overseas Development 2013 Limited, 144A	4.375%	10/17/23	AA-	947,504
		Total China				1,650,128
		Colombia - 1.9%
708	COP	Republic of Colombia	12.000%	10/22/15	BBB	373,580
587		Republic of Colombia	11.750%	2/25/20	BBB	833,540
420	COP	Republic of Colombia	7.750%	4/14/21	BBB	224,623
740		Republic of Colombia	4.000%	2/26/24	BBB	748,510
175	COP	Republic of Colombia	9.850%	6/28/27	BBB	109,027
535		Republic of Colombia	10.375%	1/28/33	BBB	831,925
1,150		Republic of Colombia	7.375%	9/18/37	BBB	1,535,250
274	COP	Titulos de Tesoreria B Bonds	3.500%	3/10/21	BBB+	136,589
211	COP	Titulos de Tesoreria B Bonds	4.750%	2/23/23	BBB+	113,420
		Total Colombia				4,906,464
		Cote d’Ivoire (Ivory Coast) - 0.4%
950		Ivory Coast Republic, 144A	5.375%	7/23/24	B1	906,063
		Croatia - 0.8%
280		Republic of Croatia, 144A	6.250%	4/27/17	Ba1	297,500
200		Republic of Croatia, Reg S	6.250%	4/27/17	Ba1	212,500
400		Republic of Croatia, Reg S	5.375%	11/29/19	Ba1	441,000
130		Republic of Croatia, 144A	6.625%	7/14/20	Ba1	143,000
880		Republic of Croatia, Reg S	6.625%	7/14/20	Ba1	968,000
		Total Croatia				2,062,000
		Dominican Republic - 0.6%
335		Dominican Republic, 144A	6.600%	1/28/24	B+	359,288
405		Dominican Republic, 144A	5.875%	4/18/24	B+	417,150
500		Dominican Republic, 144A	7.450%	4/30/44	B+	537,500
142		Dominican Republic, Reg S	9.040%	1/23/18	B+	153,572
165		Dominican Republic, Reg S	5.875%	4/18/24	B+	169,950
		Total Dominican Republic				1,637,460
		El Salvador - 0.4%
30		Republic of El Salvador, Reg S	8.250%	4/10/32	BB-	34,575
75		Republic of El Salvador, 144A	6.375%	1/18/27	BB-	75,000
616		Republic of El Salvador, Reg S	7.750%	1/24/23	BB-	689,920
75		Republic of El Salvador, Reg S	7.625%	9/21/34	BB-	81,000
120		Republic of El Salvador, Reg S	7.650%	6/15/35	BB-	127,500
		Total El Salvador				1,007,995
		Hungary - 0.7%
542		Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	559,956
90	EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	Ba1	128,533
506		Republic of Hungary, Government Bond	4.000%	3/25/19	Ba1	516,120
86		Republic of Hungary, Government Bond	5.750%	11/22/23	Ba1	93,203
432		Republic of Hungary, Government Bond	5.375%	3/25/24	Ba1	455,760
		Total Hungary				1,753,572
		Iceland - 0.3%
231		Republic of Iceland, 144A	5.875%	5/11/22	BBB	260,204
485		Republic of Iceland, Reg S	4.875%	6/16/16	BBB	504,827
		Total Iceland				765,031
		India - 0.1%
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	311,115
		Indonesia - 2.3%
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	208,500
1,285		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	1,709,050
235		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	244,400
975		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	1,316,250
1,610		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	1,819,300
595		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	755,650
		Total Indonesia				6,053,150
		Jamaica - 0.1%
200		Jamaica Government	7.625%	7/09/25	B-	213,000
		Kenya - 0.1%
265		Republic of Kenya, 144A	6.875%	6/24/24	B+	278,913
		Kazakhstan - 1.3%
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB+	208,494
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	357,291
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	207,152
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	398,906
225		Kazakhstan Temir Zholy JSC, Reg S	6.375%	10/06/20	BBB	242,417
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	230,218
435		Kazmunaygas National, Reg S	11.750%	1/23/15	BBB	447,702
835		Kazmunaygas National, Reg S	5.750%	4/30/43	BBB	781,727
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB	442,556
		Total Kazakhstan				3,316,463
		Latvia - 1.1%
520		Latvia Republic, 144A	5.250%	2/22/17	A-	564,200
715		Latvia Republic, 144A	3.625%	1/12/20	A-	701,594
145	EUR	Latvia Republic, 144A	2.625%	1/21/21	A-	194,131
200		Latvia Republic, Reg S	5.250%	6/16/21	A-	222,124
295		Latvia Republic, Reg S	5.250%	2/22/17	A-	320,075
990		Latvia Republic, Reg S	2.750%	1/12/20	A-	971,438
		Total Latvia				2,973,562
		Lithuania - 1.5%
175		Republic of Lithuania, 144A	7.375%	2/11/20	A-	210,875
145		Republic of Lithuania, 144A	6.125%	3/09/21	A-	167,294
670		Republic of Lithuania, 144A	6.625%	2/01/22	A-	797,300
955		Republic of Lithuania, Reg S	7.375%	2/11/20	A-	1,150,775
1,345		Republic of Lithuania, Reg S	6.125%	3/09/21	A-	1,551,794
		Total Lithuania				3,878,038
		Malaysia - 0.5%
765		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	812,471
360		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	402,517
		Total Malaysia				1,214,988
		Mexico - 1.8%
200		Alpek SA DE CV, Reg S	4.500%	11/20/22	BBB-	199,500
1,485	MXN	Mexican Udibonds Bonds	4.500%	12/04/25	A	129,542
970	MXN	Mexican Udibonds Bonds	4.500%	11/22/35	A	83,454
9,111	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	875,887
425		Petroleos Mexicanos	5.500%	1/21/21	A3	467,713
150		Petroleos Mexicanos, Reg S	6.375%	1/23/45	A3	169,620
210		United Mexican States	6.625%	3/03/15	A3	215,250
780		United Mexican States	3.625%	3/15/22	A3	792,870
61		United Mexican States	6.750%	9/27/34	A3	77,470
220		United Mexican States	6.050%	1/11/40	A3	259,600
822		United Mexican States	5.550%	1/21/45	A3	913,242
304		United Mexican States	4.750%	3/08/44	A3	301,720
116		United Mexican States	5.750%	10/12/10	A3	119,770
		Total Mexico				4,605,638
		Morocco - 0.5%
215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB-	213,431
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB-	233,825
560		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB-	557,200
235	EUR	Kingdom of Morocco	4.500%	10/05/20	BBB-	325,757
		Total Morocco				1,330,213
		Nigeria - 0.1%

240		Nigerian Government International Bond, 144A	5.125%	7/12/18	BB-	247,651
		Pakistan - 0.2%
275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B-	277,406
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B-	250,000
		Total Pakistan				527,406
		Panama - 0.6%
180		AES Panama, Reg S	6.350%	12/21/16	BB+	184,500
5		Republic of Panama	7.250%	3/15/15	BBB	5,134
280		Republic of Panama	4.000%	9/22/24	BBB	279,300
645		Republic of Panama	9.375%	4/01/29	BBB	956,213
		Total Panama				1,425,147
		Peru - 1.3%
215		BBVA Banco Continental SA, 144A	3.250%	4/08/18	A-	218,440
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB+	156,041
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	A-	98,097
745		Republic of Peru	8.375%	5/03/16	A3	825,833
1,340		Republic of Peru	7.350%	7/21/25	A3	1,745,350
1,025	PEN	Republic of Peru	6.950%	8/12/31	A3	368,312
		Total Peru				3,412,073
		Philipines - 1.7%
185		National Power Corporation	9.625%	5/15/28	BBB	272,875
230		Republic of the Philippines	9.875%	1/15/19	BBB	299,575
430		Republic of the Philippines	8.375%	6/17/19	BBB	538,575
420		Republic of the Philippines	10.625%	3/16/25	BBB	659,400
200		Republic of the Philippines	5.500%	3/30/26	BBB	229,500
540		Republic of the Philippines	9.500%	2/02/30	BBB	842,400
1,050		Republic of the Philippines	7.750%	1/14/31	BBB	1,459,500
		Total Philipines				4,301,825
		Poland - 0.7%
95		Republic of Poland	3.875%	7/16/15	A2	97,375
91		Republic of Poland	6.375%	7/15/19	A2	106,925
1,400		Republic of Poland	5.000%	3/23/22	A2	1,538,250
		Total Poland				1,742,550
		Romania - 1.4%
390		Republic of Romania, 144A	6.750%	2/07/22	BBB-	461,175
150		Republic of Romania, 144A	4.875%	1/22/24	BBB-	159,000
736		Republic of Romania, 144A	6.125%	1/22/44	BBB-	845,729
536		Republic of Romania, Reg S	6.750%	2/07/22	BBB-	633,820
266		Republic of Romania, Reg S	4.375%	8/22/23	BBB-	272,052
296		Republic of Romania, Reg S	6.125%	1/22/44	BBB-	340,130
315	EUR	Republic of Romania	4.875%	11/07/19	BBB-	451,214
405	EUR	Republic of Romania	4.625%	9/18/20	BBB-	579,212
		Total Romania				3,742,332
		Russia - 1.3%
70		Gaz Capital SA, Reg S	8.625%	4/28/34	Baa1	81,552
600		Russian Federation, Reg S	3.625%	4/29/15	Baa1	604,830
2,000		Russian Federation, Reg S	7.500%	3/31/30	Baa1	2,240,918
205		Russian Ministry of Finance, Reg S	12.750%	6/24/28	Baa1	336,713
200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	Baa1	198,054
		Total Russia				3,462,067
		Senegal - 0.4%
705		Republic of Senegal, 144A	6.250%	7/30/24	B+	703,238
400		Republic of Senegal, Reg S	8.750%	5/13/21	B+	466,000
		Total Senegal				1,169,238
		Serbia - 0.5%
480		Republic of Serbia, 144A	5.875%	12/03/18	BB-	500,400
895		Republic of Serbia, Reg S	5.250%	11/21/17	BB-	919,613
		Total Serbia				1,420,013
		Slovakia - 0.1%
210		Slovakia Government, Reg S	4.675%	5/21/22	A+	223,862
		Slovenia - 0.5%
475		Republic of Slovenia, 144A	5.850%	5/10/23	A-	528,436
385		Republic of Slovenia, 144A	5.250%	2/18/24	A-	410,025
220		Republic of Slovenia, Reg S	4.750%	5/10/18	A-	235,125
200		Republic of Slovenia, Reg S	5.500%	10/26/22	A-	217,250
		Total Slovenia				1,390,836
		South Africa - 0.7%
200		Eskom Holdings Limited, 144A	6.750%	8/06/23	BBB-	209,750
765		Eskom Holdings Limited, Reg S	6.750%	8/06/23	BBB-	802,292
4,590	ZAR	Republic of South Africa	7.000%	2/28/31	Baa1	345,387
6,110	ZAR	Republic of South Africa	8.750%	2/28/48	BBB+	527,888
		Total South Africa				1,885,317
		Sri Lanka - 0.8%
720		Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	759,600
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	179,775
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	210,000
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	298,700
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	185,061
510		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	535,500
		Total Sri Lanka				2,168,636
		Turkey - 1.2%
775		Republic of Turkey, Government Bond	7.000%	9/26/16	Baa3	847,261
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Baa3	359,520
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	204,888
370		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	393,125
310		Republic of Turkey, Government Bond	5.750%	3/22/24	Baa3	329,127
755		Republic of Turkey, Government Bond	7.375%	2/05/25	Baa3	896,561
		Total Turkey				3,030,482
		Ukraine - 0.5%
355		Republic of Ukraine, 144A	6.250%	6/17/16	CCC	305,371
785		Republic of Ukraine, Reg S	6.580%	11/21/16	CCC	667,405
315		Republic of Ukraine, Reg S	9.250%	7/24/17	CCC	276,413
		Total Ukraine				1,249,189
		United Arab Emirates - 0.2%
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Baa2	294,331
186		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	195,300
		Total United Arab Emirates				489,631
		Uruguay - 0.7%
239		Republic of Uruguay	4.500%	8/14/24	Baa2	250,353
12		Republic of Uruguay	4.125%	11/20/45	Baa2	9,975
1,718		Republic of Uruguay	5.100%	6/18/50	Baa2	1,666,458
		Total Uruguay				1,926,786
		Venezuela - 1.0%
1,305		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	B	678,600
390		Petroleos de Venezuela S.A, Reg S	5.250%	4/12/17	B	271,050
740		Petroleos de Venezuela S.A, Reg S	6.000%	5/16/24	B	379,250
800		Republic of Venezuela, Reg S	7.750%	10/13/19	B	554,000
423		Republic of Venezuela, Reg S	9.000%	5/07/23	B	285,525
270		Republic of Venezuela, Reg S	9.250%	5/07/28	B	177,525
215		Republic of Venezuela, Reg S	6.000%	12/09/20	B	132,761
150		Republic of Venezuela	9.375%	1/13/34	B	99,000
		Total Venezuela				2,577,711
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $85,505,628)				87,174,366
		Total Long-Term Investments (cost $319,519,118)				363,618,490

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS - 7.9% (5.3% of Total Investments)
$ 20,547		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14 repurchase price $20,547,365, collateralized by $21,025,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $20,972,438	0.000%	10/01/14		$ 20,547,365
		Total Short-Term Investments (cost $20,547,365)				20,547,365
		Total Investments (cost $340,066,483) - 147.8%				384,165,855
		Borrowings - (44.6)% (11), (12)				(116,000,000)
		Other Assets Less Liabilities - (3.2)% (13)				(8,297,420)
		Net Assets Applicable to Common Shares - 100%				$ 259,868,435

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts		Description	Amount (14)	Date	Price	Value (13)
(1,030)		Aurico Gold Inc	$ (515,000)	12/20/14	$ 5	$ (7,725)
(50)		Interpublic Group of Companies Inc.	(105,000)	10/18/14	21	(625)
(154)		Microsoft Corporation	(708,400)	11/22/14	46	(20,328)
(56)		Time Warner Inc.	(448,000)	10/18/14	80	(3,360)
(1,290)		Total Options Written (premiums received $57,204)	$ (1,776,400)			$ (32,038)

Forward Foreign Currency Exchange Contracts outstanding:

		Notional		Notional		Unrealized Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (13)
Bank of America	Chilean Peso	125,500,000	U.S. Dollar	210,500	12/17/14	$ 2,040
Bank of America	Colombian Peso	1,139,817,000	U.S. Dollar	570,302	12/17/14	11,638
BNP Paribas	Chilean Peso	62,750,000	U.S. Dollar	105,021	12/17/14	791
BNP Paribas	U.S. Dollar	468,243	Chilean Peso	278,300,000	12/17/14	(5,977)
BNP Paribas	U.S. Dollar	46,122	Peruvian Nuevo Sol	135,000	12/17/14	29
Citibank N.A.	Chilean Peso	27,300,000	U.S. Dollar	45,311	12/17/14	(35)
Citibank N.A.	U.S. Dollar	910,255	Indian Rupee	56,160,000	12/17/14	(15,327)
Deutsche Bank AG	Euro	1,709,000	U.S. Dollar	2,212,796	12/17/14	53,072
Deutsche Bank AG	South African Rand	4,600,000	U.S. Dollar	411,638	12/17/14	9,179
Goldman Sachs	South African Rand	4,890,000	U.S. Dollar	438,821	12/17/14	10,990
JPMorgan	Indian Rupee	28,440,000	U.S. Dollar	459,822	12/17/14	6,621
JPMorgan	U.S. Dollar	654,388	Mexican Peso	8,687,000	12/17/14	(10,913)
Standard Chartered Bank	Chilean Peso	62,750,000	U.S. Dollar	104,767	12/17/14	537
Standard Chartered Bank	Peruvian Nuevo Sol	1,395,000	U.S. Dollar	482,282	12/17/14	5,388
State Street Bank	Indian Rupee	27,720,000	U.S. Dollar	448,435	12/17/14	6,707
UBS AG	Brazilian Real	3,538,000	U.S. Dollar	1,519,498	12/02/14	98,101
UBS AG	U.S. Dollar	459,826	Indonesian Rupiah	5,534,000,000	12/17/14	(15,633)
UBS AG	U.S. Dollar	457,944	Malaysian Ringgit	1,470,000	12/17/14	(12,468)
UBS AG	U.S. Dollar	235,938	Euro	183,000	12/17/14	(4,674)
Total						$ 140,066

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (15)	Date	(Depreciation) (13)
JPMorgan	$30,450,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$494,113
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	764,640
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR-BBA	2.064	Monthly	3/21/11	3/21/16	(478,563)
	$80,850,000							$780,190

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 80,398,019	$ 13,106,032	$ –	*	$ 93,504,051
Real Estate Investment Trust (REIT) Common Stocks	95,769,602	–	–		95,769,602
Convertible Preferred Securities	902,120	–	–		902,120
$25 Par (or similar) Retail Preferred	968,403	–	–		968,403
$1,000 Par (or similar) Institutional Preferred	–	977,848	–		977,848
Variable Rate Senior Loan Interests	–	84,189,110	–	*	84,189,110
Corporate Bonds	–	132,990	–		132,990
Emerging Markets Debt and Foreign Corporate Bonds	–	87,174,366	–		87,174,366
Short-Term Investments:
Repurchase Agreements	–	20,547,365	–		20,547,365
Investments in Derivatives:
Options Written	(32,038)	–	–		(32,038)
Forward Foreign Currency Exchange Contracts**	–	140,066	–		140,066
Interest Rate Swaps**	–	780,190	–		780,190
Total	$ 178,006,106	$ 207,047,967	$ –		$ 385,054,073
* Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $346,030,152.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$ 51,135,127
Depreciation	(12,999,424)
Net unrealized appreciation (depreciation) of investments	$ 38,135,703

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.
(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(11)	Borrowings as a percentage of Total Investments is 30.2%.
(12)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(13)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Purchased on a when-issued or delayed delivery basis.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers

ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand
USD-LIBOR-BBA	United States Dollar - London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014